Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 31.3%
360 Security Technology Inc., Class A	136,000	$184,674
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	68,049	155,941
AAC Technologies Holdings Inc.	255,000	1,029,946
AECC Aviation Power Co. Ltd., Class A	69,091	415,023
Agricultural Bank of China Ltd., Class A	1,989,000	1,321,879
Agricultural Bank of China Ltd., Class H	10,030,000	4,928,202
Aier Eye Hospital Group Co. Ltd., Class A	234,160	475,999
Air China Ltd., Class A(a)	340,019	350,405
Akeso Inc.(a)(b)	221,000	1,781,248
Alibaba Group Holding Ltd.	5,627,040	68,831,679
Alibaba Health Information Technology Ltd.(a)(c)	2,048,000	1,035,709
Aluminum Corp. of China Ltd., Class A	459,099	491,333
Aluminum Corp. of China Ltd., Class H	1,366,000	870,348
Angel Yeast Co. Ltd., Class A	34,098	174,402
Anhui Conch Cement Co. Ltd., Class A	102,080	383,585
Anhui Conch Cement Co. Ltd., Class H	425,000	1,234,558
Anhui Gujing Distillery Co. Ltd., Class A	35	928
Anhui Gujing Distillery Co. Ltd., Class B	51,510	788,658
Anhui Kouzi Distillery Co. Ltd., Class A	17,000	92,546
Anhui Yingjia Distillery Co. Ltd., Class A	17,400	147,041
ANTA Sports Products Ltd.	476,000	5,080,435
Autohome Inc., ADR	24,140	678,334
Avary Holding Shenzhen Co. Ltd., Class A	51,600	271,409
AviChina Industry & Technology Co. Ltd., Class H	853,000	458,173
Baidu Inc., Class A(a)	841,520	9,602,434
Bank of Beijing Co. Ltd., Class A	527,000	418,528
Bank of Chengdu Co. Ltd., Class A	85,000	184,036
Bank of China Ltd., Class A	884,000	598,593
Bank of China Ltd., Class H	29,580,000	14,039,547
Bank of Communications Co. Ltd., Class A	918,086	917,319
Bank of Communications Co. Ltd., Class H	3,230,100	2,446,429
Bank of Hangzhou Co. Ltd., Class A	170,060	331,150
Bank of Jiangsu Co. Ltd., Class A	442,000	547,283
Bank of Nanjing Co. Ltd., Class A	221,000	318,402
Bank of Ningbo Co. Ltd., Class A	136,025	488,649
Bank of Shanghai Co. Ltd., Class A	459,041	500,030
Baoshan Iron & Steel Co. Ltd., Class A	578,095	530,092
BeiGene Ltd.(a)	255,030	4,016,608
Beijing Enlight Media Co. Ltd., Class A	85,000	105,686
Beijing Enterprises Holdings Ltd.	170,000	556,978
Beijing Enterprises Water Group Ltd.	1,700,000	506,155
Beijing New Building Materials PLC, Class A	51,626	226,163
Beijing Tong Ren Tang Co. Ltd., Class A	34,000	189,156
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	25,733	257,926
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,088,000	829,596
Bethel Automotive Safety Systems Co. Ltd., Class A	23,720	161,507
Bilibili Inc., Class Z(a)	83,368	1,841,936
BOC Aviation Ltd.(b)	85,200	661,952
BOE Technology Group Co. Ltd., Class A	986,000	646,620
Bosideng International Holdings Ltd.	1,496,000	839,012
BYD Co. Ltd., Class A	34,050	1,401,863
BYD Co. Ltd., Class H	397,000	14,339,086
BYD Electronic International Co. Ltd.	266,000	1,139,920
By-health Co. Ltd., Class A	51,000	91,169
C&D International Investment Group Ltd.(c)	218,000	412,215
Caitong Securities Co. Ltd., Class A	181,208	210,454
Cambricon Technologies Corp. Ltd., Class A(a)	8,525	542,480
Security	Shares	Value
China (continued)
CGN Power Co. Ltd., Class A	344,000	$194,897
CGN Power Co. Ltd., Class H(b)	3,910,000	1,405,403
Changjiang Securities Co. Ltd., Class A	272,800	270,705
Chaozhou Three-Circle Group Co. Ltd., Class A	68,097	355,322
China CITIC Bank Corp. Ltd., Class H	3,400,200	2,119,160
China Coal Energy Co. Ltd., Class H	680,000	848,285
China Communications Services Corp. Ltd., Class H	680,000	365,329
China Construction Bank Corp., Class A	204,000	227,341
China Construction Bank Corp., Class H	35,700,390	27,711,945
China CSSC Holdings Ltd., Class A	102,000	526,186
China Eastern Airlines Corp. Ltd., Class A(a)	289,095	155,978
China Energy Engineering Corp. Ltd., Class A	782,000	257,045
China Everbright Bank Co. Ltd., Class A	1,071,000	519,135
China Everbright Bank Co. Ltd., Class H	1,190,000	402,242
China Feihe Ltd.(b)	1,530,000	1,154,758
China Galaxy Securities Co. Ltd., Class A	170,051	347,671
China Galaxy Securities Co. Ltd., Class H	1,237,500	1,101,595
China Gas Holdings Ltd.	1,088,000	934,324
China Greatwall Technology Group Co. Ltd., Class A(a)	85,000	188,955
China Hongqiao Group Ltd.	1,020,000	1,638,828
China International Capital Corp. Ltd., Class A	51,000	253,657
China International Capital Corp. Ltd., Class H(b)	612,000	1,106,068
China Jushi Co. Ltd., Class A	102,071	162,063
China Life Insurance Co. Ltd., Class A	68,090	400,619
China Life Insurance Co. Ltd., Class H	2,720,000	5,765,695
China Literature Ltd.(a)(b)	170,000	613,797
China Longyuan Power Group Corp. Ltd., Class H	1,242,000	1,104,395
China Mengniu Dairy Co. Ltd.	1,190,000	2,664,956
China Merchants Bank Co. Ltd., Class A	459,004	2,410,611
China Merchants Bank Co. Ltd., Class H	1,445,446	7,073,326
China Merchants Energy Shipping Co. Ltd., Class A	153,000	144,408
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	153,000	249,722
China Merchants Port Holdings Co. Ltd.	680,180	1,118,566
China Merchants Securities Co. Ltd., Class A	204,065	551,647
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	187,060	297,065
China Minsheng Banking Corp. Ltd., Class A	1,054,098	559,640
China Minsheng Banking Corp. Ltd., Class H	2,125,020	789,272
China National Building Material Co. Ltd., Class H	1,700,000	723,250
China National Chemical Engineering Co. Ltd., Class A	187,056	212,537
China National Nuclear Power Co. Ltd., Class A	408,000	575,990
China National Software & Service Co. Ltd., Class A(a)	23,450	149,536
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	102,000	306,817
China Oilfield Services Ltd., Class H	680,000	636,254
China Overseas Land & Investment Ltd.	1,445,260	2,761,628
China Pacific Insurance Group Co. Ltd., Class A	187,098	967,423
China Pacific Insurance Group Co. Ltd., Class H	918,000	3,188,079
China Petroleum & Chemical Corp., Class A	748,092	649,519
China Petroleum & Chemical Corp., Class H	8,840,000	4,979,486
China Power International Development Ltd.	1,700,000	729,811
China Railway Group Ltd., Class A	459,000	413,386
China Railway Group Ltd., Class H	1,530,000	763,499
China Resources Beer Holdings Co. Ltd.	595,000	2,204,055
China Resources Gas Group Ltd.	374,000	1,442,005
China Resources Land Ltd.	1,190,055	3,966,969
China Resources Microelectronics Ltd., Class A	28,396	200,734

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Resources Mixc Lifestyle Services Ltd.(b)	238,600	$984,325
China Resources Pharmaceutical Group Ltd.(b)	680,000	480,982
China Resources Power Holdings Co. Ltd.	680,000	1,635,738
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	34,054	215,486
China Ruyi Holdings Ltd.(a)(c)	2,140,000	525,474
China Shenhua Energy Co. Ltd., Class A	136,018	764,947
China Shenhua Energy Co. Ltd., Class H	1,275,000	5,520,649
China Southern Airlines Co. Ltd., Class A(a)	323,000	279,777
China State Construction Engineering Corp. Ltd., Class A	918,000	776,891
China State Construction International Holdings Ltd.	680,000	998,907
China Taiping Insurance Holdings Co. Ltd.	578,190	995,903
China Three Gorges Renewables Group Co. Ltd., Class A	731,000	488,257
China Tourism Group Duty Free Corp. Ltd., Class A	34,098	325,036
China Tower Corp. Ltd., Class H(b)	17,000,000	2,293,825
China United Network Communications Ltd., Class A	673,400	471,878
China Vanke Co. Ltd., Class A(a)	221,207	289,003
China Vanke Co. Ltd., Class H(a)(c)	782,084	744,592
China Yangtze Power Co. Ltd., Class A	561,048	2,172,815
China Zheshang Bank Co. Ltd., Class A	493,000	196,656
Chongqing Brewery Co. Ltd., Class A	18,696	152,565
Chongqing Changan Automobile Co. Ltd., Class A	170,078	316,325
Chongqing Zhifei Biological Products Co. Ltd., Class A	51,000	203,418
Chow Tai Fook Jewellery Group Ltd.	748,400	708,849
CITIC Ltd.	2,210,000	2,595,887
CITIC Securities Co. Ltd., Class A	271,917	1,073,693
CITIC Securities Co. Ltd., Class H	595,025	1,643,364
CMOC Group Ltd., Class A	544,000	577,001
CMOC Group Ltd., Class H	1,059,000	876,602
Contemporary Amperex Technology Co. Ltd., Class A	102,098	3,540,598
Cosco Shipping Energy Transportation Co. Ltd., Class A	85,000	156,327
Cosco Shipping Energy Transportation Co. Ltd., Class H	388,000	371,325
Cosco Shipping Holdings Co. Ltd., Class A	323,212	661,524
Cosco Shipping Holdings Co. Ltd., Class H	1,020,399	1,511,145
Country Garden Holdings Co. Ltd.(a)(d)	1,161,000	37,336
CRRC Corp. Ltd., Class A	646,000	754,394
CRRC Corp. Ltd., Class H	1,360,000	880,285
CSC Financial Co. Ltd., Class A	119,099	425,367
CSPC Innovation Pharmaceutical Co. Ltd., Class A	32,780	117,678
CSPC Pharmaceutical Group Ltd.	3,061,440	2,266,485
Daqin Railway Co. Ltd., Class A	391,000	357,687
Dong-E-E-Jiao Co. Ltd., Class A	17,000	140,691
Dongfang Electric Corp. Ltd., Class A	85,088	188,431
Dongxing Securities Co. Ltd., Class A	136,898	211,515
East Money Information Co. Ltd., Class A	408,014	1,328,631
Ecovacs Robotics Co. Ltd., Class A	17,000	124,562
ENN Energy Holdings Ltd.	306,000	2,155,858
Eoptolink Technology Inc. Ltd., Class A	17,200	311,587
Eve Energy Co. Ltd., Class A	51,016	347,971
Everbright Securities Co. Ltd., Class A	103,093	250,846
Far East Horizon Ltd.	510,000	358,845
Flat Glass Group Co. Ltd., Class A	51,000	206,077
Focus Media Information Technology Co. Ltd., Class A	392,140	397,181
Foshan Haitian Flavouring & Food Co. Ltd., Class A	117,892	725,197
Security	Shares	Value
China (continued)
Fosun International Ltd.	850,000	$482,579
Founder Securities Co. Ltd., Class A	187,000	227,214
Foxconn Industrial Internet Co. Ltd., Class A	272,000	911,509
Fuyao Glass Industry Group Co. Ltd., Class A	68,099	544,441
Fuyao Glass Industry Group Co. Ltd., Class H(b)	204,000	1,447,190
Ganfeng Lithium Group Co. Ltd., Class A	51,057	243,503
GCL Technology Holdings Ltd.(a)	7,976,000	1,761,158
GD Power Development Co. Ltd., Class A	476,000	323,543
Geely Automobile Holdings Ltd.	2,210,000	3,884,955
Genscript Biotech Corp.(a)	414,000	633,244
GF Securities Co. Ltd., Class A	136,000	309,308
Giant Biogene Holding Co. Ltd.(b)	136,000	922,398
GigaDevice Semiconductor Inc., Class A(a)	17,135	216,067
GoerTek Inc., Class A	85,297	279,795
Goldwind Science & Technology Co. Ltd., Class A	102,013	155,973
Goneo Group Co. Ltd., Class A	24,985	255,785
Gotion High-tech Co. Ltd., Class A	51,000	162,798
Great Wall Motor Co. Ltd., Class A	51,200	188,371
Great Wall Motor Co. Ltd., Class H	850,000	1,351,652
Gree Electric Appliances Inc. of Zhuhai, Class A	68,000	415,697
GRG Banking Equipment Co. Ltd., Class A	119,060	205,626
Guangdong Haid Group Co. Ltd., Class A	34,399	212,015
Guangdong Investment Ltd.	1,020,000	649,309
Guanghui Energy Co. Ltd., Class A	222,100	238,201
Guangzhou Automobile Group Co. Ltd., Class A	119,000	133,542
Guangzhou Automobile Group Co. Ltd., Class H(c)	1,020,397	357,685
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	51,000	200,152
Guangzhou Haige Communications Group Inc. Co., Class A	119,011	189,049
Guangzhou Tinci Materials Technology Co. Ltd., Class A	51,000	135,651
Guosen Securities Co. Ltd., Class A	221,000	358,123
Guotai Junan Securities Co. Ltd., Class A	166,400	443,348
Guoyuan Securities Co. Ltd., Class A	170,030	202,265
H World Group Ltd., ADR	75,310	2,763,124
Haidilao International Holding Ltd.(b)	680,000	1,371,505
Haier Smart Home Co. Ltd., Class A	187,000	767,876
Haier Smart Home Co. Ltd., Class A	850,000	3,084,841
Hainan Airlines Holding Co. Ltd., Class A(a)	763,800	148,352
Haitian International Holdings Ltd.	170,000	470,217
Haitong Securities Co. Ltd., Class A	283,300	469,033
Haitong Securities Co. Ltd., Class H	853,200	710,633
Hangzhou First Applied Material Co. Ltd., Class A	71,452	187,411
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	51,000	221,612
Hangzhou Tigermed Consulting Co. Ltd., Class A	18,090	159,932
Hansoh Pharmaceutical Group Co. Ltd.(b)	408,000	951,272
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	51,600	129,454
Henan Shuanghui Investment & Development Co. Ltd., Class A	85,098	297,540
Hengan International Group Co. Ltd.	255,000	752,979
Hengli Petrochemical Co. Ltd., Class A	204,099	393,856
Hengyi Petrochemical Co. Ltd., Class A	153,000	137,236
Hisense Home Appliances Group Co. Ltd., Class H	170,136	539,040
Hithink RoyalFlush Information Network Co. Ltd., Class A	17,088	492,433
Hoshine Silicon Industry Co. Ltd., Class A	17,000	141,094
Hua Hong Semiconductor Ltd.(b)	216,000	604,130
Huadian Power International Corp. Ltd., Class A	281,600	228,125
Huadong Medicine Co. Ltd., Class A	51,087	237,062

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Huaibei Mining Holdings Co. Ltd., Class A	68,800	$149,442
Hualan Biological Engineering Inc., Class A	51,280	118,737
Huaneng Power International Inc., Class A	340,000	346,593
Huaneng Power International Inc., Class H	1,364,000	730,827
Huatai Securities Co. Ltd., Class A	221,000	547,210
Huatai Securities Co. Ltd., Class H(b)	442,000	748,159
Huaxia Bank Co. Ltd., Class A	357,099	354,610
Huayu Automotive Systems Co. Ltd., Class A	85,200	180,614
Huizhou Desay Sv Automotive Co. Ltd., Class A	17,000	290,370
Hundsun Technologies Inc., Class A	48,535	182,405
Hygon Information Technology Co. Ltd., Class A, NVS	68,020	1,225,737
IEIT Systems Co. Ltd., Class A	46,248	302,128
Iflytek Co. Ltd., Class A	51,000	328,229
Imeik Technology Development Co. Ltd., Class A	5,740	171,360
Industrial & Commercial Bank of China Ltd., Class A	1,428,000	1,212,260
Industrial & Commercial Bank of China Ltd., Class H	25,670,350	15,398,515
Industrial Bank Co. Ltd., Class A	476,025	1,222,629
Industrial Securities Co. Ltd., Class A	315,586	289,445
Ingenic Semiconductor Co. Ltd., Class A	17,400	177,900
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	1,238,496	297,347
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	51,600	145,607
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	323,000	193,052
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	170,091	667,911
Inner Mongolia Yitai Coal Co. Ltd., Class B	406,825	943,110
Innovent Biologics Inc.(a)(b)	441,000	1,917,104
iQIYI Inc., ADR(a)(c)	166,600	434,826
JA Solar Technology Co. Ltd., Class A	85,032	231,177
JCET Group Co. Ltd., Class A	34,800	193,968
JD Health International Inc.(a)(b)	425,100	1,521,581
JD Logistics Inc.(a)(b)	731,000	1,487,497
JD.com Inc., Class A	909,532	18,444,606
Jiangsu Eastern Shenghong Co. Ltd., Class A	170,000	188,725
Jiangsu Expressway Co. Ltd., Class H	680,000	684,890
Jiangsu Hengli Hydraulic Co. Ltd., Class A	34,065	247,600
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	136,010	891,482
Jiangsu King's Luck Brewery JSC Ltd., Class A	34,000	209,979
Jiangsu Yanghe Distillery Co. Ltd., Class A	34,000	384,113
Jiangsu Yoke Technology Co. Ltd., Class A	17,400	154,975
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	34,000	161,873
Jiangsu Zhongtian Technology Co. Ltd., Class A	85,200	188,539
Jiangxi Copper Co. Ltd., Class A	34,000	103,510
Jiangxi Copper Co. Ltd., Class H	510,000	857,875
Jinko Solar Co. Ltd., Class A	149,568	199,173
Jointown Pharmaceutical Group Co. Ltd., Class A	185,245	134,536
Kanzhun Ltd., ADR	100,300	1,459,365
KE Holdings Inc., ADR	242,590	5,319,999
Kingdee International Software Group Co. Ltd.(a)	1,190,000	1,245,758
Kingsoft Corp. Ltd.	340,000	1,171,723
Kuaishou Technology(a)(b)	867,000	5,109,238
Kunlun Energy Co. Ltd.	1,360,000	1,289,772
Kunlun Tech Co. Ltd., Class A	36,800	209,491
Kweichow Moutai Co. Ltd., Class A	29,172	6,260,413
LB Group Co. Ltd., Class A	68,000	180,030
Legend Biotech Corp., ADR(a)(c)	27,880	1,255,158
Security	Shares	Value
China (continued)
Lenovo Group Ltd.	3,060,000	$4,035,026
Lens Technology Co. Ltd., Class A	136,086	429,274
Lepu Medical Technology Beijing Co. Ltd., Class A	51,000	86,322
Li Auto Inc., Class A(a)	459,036	5,772,418
Li Ning Co. Ltd.	850,000	1,734,346
Lingyi iTech Guangdong Co., Class A	153,000	192,692
Livzon Pharmaceutical Group Inc., Class A	34,001	174,970
Longfor Group Holdings Ltd.(b)	765,000	1,239,305
LONGi Green Energy Technology Co. Ltd., Class A	187,028	519,008
Luxshare Precision Industry Co. Ltd., Class A	170,230	1,002,122
Luzhou Laojiao Co. Ltd., Class A	34,000	647,736
Mango Excellent Media Co. Ltd., Class A	51,750	182,296
Maxscend Microelectronics Co. Ltd., Class A	17,064	228,542
Meituan, Class B(a)(b)	1,839,150	43,459,796
Metallurgical Corp. of China Ltd., Class A	595,008	279,123
Midea Group Co. Ltd.(a)	136,000	1,277,936
Midea Group Co. Ltd., Class A	80,500	806,297
MINISO Group Holding Ltd.(c)	136,160	682,345
MMG Ltd.(a)	1,363,200	479,823
Montage Technology Co. Ltd., Class A	34,000	326,315
Muyuan Foods Co. Ltd., Class A(a)	119,036	729,864
NARI Technology Co. Ltd., Class A	204,067	745,043
NAURA Technology Group Co. Ltd., Class A	17,000	935,041
NetEase Inc.	714,070	11,488,524
New China Life Insurance Co. Ltd., Class A	51,399	346,581
New China Life Insurance Co. Ltd., Class H	306,000	1,032,676
New Hope Liuhe Co. Ltd., Class A(a)	119,072	163,972
New Oriental Education & Technology Group Inc.	561,080	3,511,269
Ninestar Corp., Class A(a)	51,500	203,518
Ningbo Deye Technology Co. Ltd., Class A, NVS	17,080	227,197
Ningbo Joyson Electronic Corp., Class A	35,600	83,149
Ningbo Orient Wires & Cables Co. Ltd., Class A	17,000	135,123
Ningbo Tuopu Group Co. Ltd., Class A	53,080	322,312
Ningxia Baofeng Energy Group Co. Ltd., Class A	221,000	493,311
NIO Inc., Class A(a)	513,722	2,642,296
Nongfu Spring Co. Ltd., Class H(b)	748,000	2,786,939
Offshore Oil Engineering Co. Ltd., Class A	119,800	91,255
Oppein Home Group Inc., Class A	17,000	168,103
Orient Overseas International Ltd.	70,000	954,186
Orient Securities Co. Ltd., Class A	153,013	226,333
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	306,000	123,622
PDD Holdings Inc., ADR(a)	256,544	30,936,641
People's Insurance Co. Group of China Ltd. (The), Class A	206,400	206,122
People's Insurance Co. Group of China Ltd. (The), Class H	3,570,000	1,801,973
PetroChina Co. Ltd., Class A	493,000	560,183
PetroChina Co. Ltd., Class H	7,820,000	5,872,148
Pharmaron Beijing Co. Ltd., Class A	43,050	176,662
PICC Property & Casualty Co. Ltd., Class H	2,721,814	4,128,909
Ping An Bank Co. Ltd., Class A	425,038	680,111
Ping An Insurance Group Co. of China Ltd., Class A	255,099	2,005,432
Ping An Insurance Group Co. of China Ltd., Class H	2,465,000	15,272,597
Poly Developments and Holdings Group Co. Ltd., Class A	255,295	387,893
Pop Mart International Group Ltd.(b)	204,000	1,844,341
Postal Savings Bank of China Co. Ltd., Class A	680,000	498,017
Postal Savings Bank of China Co. Ltd., Class H(b)	2,890,000	1,659,672
Power Construction Corp. of China Ltd., Class A	391,000	302,522
Qifu Technology Inc.	41,820	1,372,114
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	136,000	342,680

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Rongsheng Petrochemical Co. Ltd., Class A	272,068	$360,280
SAIC Motor Corp. Ltd., Class A	170,098	307,497
Sanan Optoelectronics Co. Ltd., Class A	110,400	212,630
Sany Heavy Industry Co. Ltd., Class A	221,099	567,119
Satellite Chemical Co. Ltd., Class A	85,091	225,967
SDIC Power Holdings Co. Ltd., Class A	147,200	314,388
Seres Group Co. Ltd., Class A, NVS(a)	34,800	569,767
SF Holding Co. Ltd., Class A	119,095	748,332
Shaanxi Coal Industry Co. Ltd., Class A	238,099	825,557
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	129,750	136,374
Shandong Gold Mining Co. Ltd., Class A	85,080	312,834
Shandong Gold Mining Co. Ltd., Class H(b)	297,500	589,373
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	68,020	219,007
Shandong Linglong Tyre Co. Ltd., Class A	34,200	93,396
Shandong Nanshan Aluminum Co. Ltd., Class A	459,000	262,698
Shandong Sun Paper Industry JSC Ltd., Class A	85,000	155,385
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	953,200	594,669
Shanghai Baosight Software Co. Ltd., Class A	51,047	192,686
Shanghai Baosight Software Co. Ltd., Class B	272,005	411,711
Shanghai Electric Group Co. Ltd., Class A(a)	425,000	538,230
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	68,000	254,008
Shanghai International Airport Co. Ltd., Class A	34,000	166,986
Shanghai International Port Group Co. Ltd., Class A	187,000	156,495
Shanghai M&G Stationery Inc., Class A	17,300	70,470
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	85,000	231,239
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	255,000	394,127
Shanghai Pudong Development Bank Co. Ltd., Class A	748,095	1,035,647
Shanghai Putailai New Energy Technology Co. Ltd., Class A	52,460	123,928
Shanghai Rural Commercial Bank Co. Ltd., Class A	223,600	243,543
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	20,020	343,742
Shanjin International Gold Co. Ltd., Class A	51,221	128,970
Shanxi Coking Coal Energy Group Co. Ltd., Class A	153,000	176,970
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	119,000	243,636
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	34,080	962,037
Shengyi Technology Co. Ltd., Class A	85,000	244,601
Shennan Circuits Co. Ltd., Class A	17,020	249,313
Shenwan Hongyuan Group Co. Ltd., Class A	697,097	521,051
Shenzhen Energy Group Co. Ltd., Class A	153,086	143,270
Shenzhen Inovance Technology Co. Ltd., Class A	34,300	267,590
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	34,075	1,275,600
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	18,400	177,249
Shenzhen Transsion Holdings Co. Ltd., Class A	27,505	368,150
Shenzhou International Group Holdings Ltd.	306,000	2,362,935
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	68,000	162,449
Sichuan Chuantou Energy Co. Ltd., Class A	136,000	319,754
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	34,000	153,387
Sichuan Road & Bridge Group Co. Ltd., Class A	136,000	146,161
Sieyuan Electric Co. Ltd., Class A	17,200	184,523
Security	Shares	Value
China (continued)
Sino Biopharmaceutical Ltd.	3,910,250	$1,776,297
Sinopharm Group Co. Ltd., Class H	476,000	1,185,854
Sinotruk Hong Kong Ltd.	261,000	705,033
Smoore International Holdings Ltd.(b)(c)	680,000	887,774
SooChow Securities Co. Ltd., Class A	161,957	185,127
Southwest Securities Co. Ltd., Class A	340,000	229,601
Spring Airlines Co. Ltd., Class A	17,400	134,472
Sungrow Power Supply Co. Ltd., Class A	47,680	607,206
Sunny Optical Technology Group Co. Ltd.	272,000	1,769,359
Sunwoda Electronic Co. Ltd., Class A	52,699	167,521
SUPCON Technology Co. Ltd., Class A	30,659	207,358
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	34,000	149,578
Suzhou Maxwell Technologies Co. Ltd., Class A	1,740	28,359
Suzhou TFC Optical Communication Co. Ltd., Class A	17,080	304,400
TAL Education Group, ADR(a)	152,660	1,697,579
TBEA Co. Ltd., Class A	155,206	308,051
TCL Technology Group Corp., Class A	470,550	350,395
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	109,498	195,063
Tencent Holdings Ltd.	2,431,000	126,757,419
Tencent Music Entertainment Group, ADR	276,892	3,081,808
Tianqi Lithium Corp., Class A	34,400	173,045
Tianshui Huatian Technology Co. Ltd., Class A	136,200	261,578
Tingyi Cayman Islands Holding Corp.	682,000	994,965
Tongcheng Travel Holdings Ltd.	476,000	1,076,917
Tongkun Group Co. Ltd., Class A	69,696	115,274
Tongling Nonferrous Metals Group Co. Ltd., Class A	406,600	193,352
Tongwei Co. Ltd., Class A	102,000	441,861
Topsports International Holdings Ltd.(b)	680,000	226,574
TravelSky Technology Ltd., Class H	342,000	479,342
Trina Solar Co. Ltd., Class A	34,196	120,335
Trip.com Group Ltd.(a)	204,030	13,130,243
Tsingtao Brewery Co. Ltd., Class A	17,000	160,091
Tsingtao Brewery Co. Ltd., Class H	234,000	1,509,512
Unigroup Guoxin Microelectronics Co. Ltd., Class A	17,099	160,139
Unisplendour Corp. Ltd., Class A	85,020	311,817
Vipshop Holdings Ltd., ADR	141,610	2,044,848
Wanhua Chemical Group Co. Ltd., Class A	68,099	720,355
Want Want China Holdings Ltd.	1,872,000	1,165,470
Weichai Power Co. Ltd., Class A	170,000	318,914
Weichai Power Co. Ltd., Class H	680,600	1,028,429
Wens Foodstuff Group Co. Ltd., Class A	170,098	445,080
Western Securities Co. Ltd., Class A	204,099	234,657
Will Semiconductor Co. Ltd. Shanghai, Class A	34,010	511,205
Wingtech Technology Co. Ltd., Class A	34,000	207,848
Wuhan Guide Infrared Co. Ltd., Class A	202,160	251,608
Wuliangye Yibin Co. Ltd., Class A	85,099	1,755,625
WUS Printed Circuit Kunshan Co. Ltd., Class A	51,050	289,407
WuXi AppTec Co. Ltd., Class A	51,064	373,244
WuXi AppTec Co. Ltd., Class H(b)(c)	136,074	904,937
Wuxi Biologics Cayman Inc.(a)(b)	1,275,000	2,708,612
XCMG Construction Machinery Co. Ltd., Class A	289,098	314,959
Xiamen C & D Inc., Class A	85,000	111,261
Xiaomi Corp., Class B(a)(b)	5,712,000	19,591,566
Xinjiang Daqo New Energy Co. Ltd., Class A	39,548	180,412
Xinyi Solar Holdings Ltd.	1,700,000	871,873
XPeng Inc., Class A(a)	446,602	2,523,427
Yadea Group Holdings Ltd.(b)	390,000	673,630
Yankuang Energy Group Co. Ltd., Class A	132,520	287,079
Yankuang Energy Group Co. Ltd., Class H	1,188,700	1,546,673

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	34,101	$160,559
Yealink Network Technology Corp. Ltd., Class A	17,327	94,808
Yifeng Pharmacy Chain Co. Ltd., Class A	30,884	102,938
Yihai Kerry Arawana Holdings Co. Ltd., Class A	34,000	155,599
Yonyou Network Technology Co. Ltd., Class A(a)	85,290	136,090
YTO Express Group Co. Ltd., Class A	85,000	195,971
Yum China Holdings Inc.	143,650	6,336,401
Yunnan Aluminium Co. Ltd., Class A	69,600	138,693
Yunnan Baiyao Group Co. Ltd., Class A	51,715	415,037
Yunnan Energy New Material Co. Ltd., Class A	24,900	124,455
Yutong Bus Co. Ltd., Class A	51,600	175,592
Zangge Mining Co. Ltd., Class A	51,000	205,095
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	17,002	560,541
Zhaojin Mining Industry Co. Ltd., Class H(c)	595,000	1,042,699
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	221,072	146,642
Zhejiang China Commodities City Group Co. Ltd., Class A	121,800	182,614
Zhejiang Chint Electrics Co. Ltd., Class A	68,000	223,131
Zhejiang Dahua Technology Co. Ltd., Class A	102,000	235,071
Zhejiang Dingli Machinery Co. Ltd., Class A	17,047	121,414
Zhejiang Expressway Co. Ltd., Class H	681,400	451,451
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	51,025	132,505
Zhejiang Huayou Cobalt Co. Ltd., Class A	51,000	222,155
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	68,000	343,888
Zhejiang Juhua Co. Ltd., Class A	68,800	202,235
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	187,037	738,350
Zhejiang NHU Co. Ltd., Class A	102,212	325,516
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	85,000	260,166
Zhejiang Supor Co. Ltd., Class A	18,699	137,398
Zhejiang Weixing New Building Materials Co. Ltd., Class A	52,696	110,336
Zhejiang Zheneng Electric Power Co. Ltd., Class A	258,000	212,814
Zheshang Securities Co. Ltd., Class A	119,000	215,791
Zhongji Innolight Co. Ltd., Class A	24,058	474,980
Zhongjin Gold Corp. Ltd., Class A	103,200	204,876
Zhongsheng Group Holdings Ltd.	342,000	525,924
Zhuzhou CRRC Times Electric Co. Ltd., Class H	238,000	913,317
Zijin Mining Group Co. Ltd., Class A	527,000	1,235,152
Zijin Mining Group Co. Ltd., Class H	2,040,000	4,345,346
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	170,037	166,044
ZTE Corp., Class A	102,000	432,554
ZTE Corp., Class H	272,000	676,973
ZTO Express Cayman Inc.	158,474	3,654,904
		803,383,679
Hong Kong — 4.8%
AIA Group Ltd.	4,114,000	32,468,999
BOC Hong Kong Holdings Ltd.	1,360,000	4,440,033
CK Asset Holdings Ltd.	765,132	3,127,833
CK Hutchison Holdings Ltd.	942,132	4,954,793
CK Infrastructure Holdings Ltd.	255,000	1,804,477
CLP Holdings Ltd.	595,000	5,054,285
Futu Holdings Ltd., ADR(a)	20,910	1,986,241
Galaxy Entertainment Group Ltd.	850,000	3,782,991
Hang Seng Bank Ltd.	289,000	3,535,100
Henderson Land Development Co. Ltd.	510,166	1,635,941
HKT Trust & HKT Ltd., Class SS	1,530,640	1,902,135
Security	Shares	Value
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	4,080,763	$3,160,819
Hong Kong Exchanges & Clearing Ltd.	442,358	17,712,170
Hongkong Land Holdings Ltd.	425,000	1,822,225
Jardine Matheson Holdings Ltd.	51,000	1,963,500
Link REIT	952,000	4,435,765
MTR Corp. Ltd.	596,000	2,168,482
Power Assets Holdings Ltd.	511,500	3,407,237
Sands China Ltd.(a)	884,000	2,249,141
Sino Land Co. Ltd.	1,361,200	1,362,232
SITC International Holdings Co. Ltd.	510,000	1,443,254
Sun Hung Kai Properties Ltd.	510,000	5,522,262
Swire Pacific Ltd., Class A	170,000	1,423,864
Techtronic Industries Co. Ltd.	510,000	7,377,377
WH Group Ltd.(b)	3,060,000	2,381,648
Wharf Holdings Ltd. (The)	354,000	1,003,023
Wharf Real Estate Investment Co. Ltd.	680,000	2,044,482
		124,170,309
India — 21.4%
ABB India Ltd.	19,890	1,751,905
Adani Enterprises Ltd.	54,910	1,920,502
Adani Green Energy Ltd.(a)	119,170	2,257,040
Adani Ports & Special Economic Zone Ltd.	196,995	3,214,103
Adani Power Ltd.(a)	287,470	2,018,371
Ambuja Cements Ltd.	225,760	1,556,374
APL Apollo Tubes Ltd.	63,410	1,145,180
Apollo Hospitals Enterprise Ltd.	36,720	3,059,113
Ashok Leyland Ltd.	530,293	1,309,915
Asian Paints Ltd.	142,460	4,961,605
Astral Ltd.	46,736	982,032
AU Small Finance Bank Ltd.(b)	130,220	946,624
Aurobindo Pharma Ltd.	96,117	1,593,241
Avenue Supermarts Ltd.(a)(b)	59,857	2,793,671
Axis Bank Ltd.	841,477	11,559,496
Bajaj Auto Ltd.	24,990	2,918,685
Bajaj Finance Ltd.	103,190	8,428,626
Bajaj Finserv Ltd.	140,760	2,920,965
Bajaj Holdings & Investment Ltd.	10,030	1,218,910
Balkrishna Industries Ltd.	29,750	1,001,195
Bank of Baroda	374,340	1,113,213
Bharat Electronics Ltd.	1,364,590	4,606,306
Bharat Forge Ltd.	94,010	1,573,580
Bharat Heavy Electricals Ltd.	393,720	1,114,536
Bharat Petroleum Corp. Ltd.	556,111	2,051,382
Bharti Airtel Ltd.	944,860	18,085,067
Bosch Ltd.	2,637	1,099,998
Britannia Industries Ltd.	40,290	2,739,236
Canara Bank	688,926	837,110
CG Power & Industrial Solutions Ltd.	229,160	1,913,819
Cholamandalam Investment and Finance Co. Ltd.	155,256	2,340,494
Cipla Ltd.	192,100	3,534,011
Coal India Ltd.	682,040	3,658,431
Colgate-Palmolive India Ltd.	48,620	1,768,326
Container Corp. of India Ltd.	88,570	890,611
Cummins India Ltd.	53,226	2,207,818
Dabur India Ltd.	197,370	1,265,604
Divi's Laboratories Ltd.	44,540	3,112,922
Dixon Technologies India Ltd.	12,037	2,008,249
DLF Ltd.	276,590	2,688,641
Dr Reddy's Laboratories Ltd.	214,200	3,239,941
Eicher Motors Ltd.	51,490	2,988,358
GAIL India Ltd.	864,450	2,048,290
GMR Airports Infrastructure Ltd.(a)	976,496	916,773

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Godrej Consumer Products Ltd.	150,620	$2,294,968
Godrej Properties Ltd.(a)	47,260	1,608,533
Grasim Industries Ltd.	97,920	3,135,952
Havells India Ltd.	93,670	1,822,940
HCL Technologies Ltd.	349,350	7,310,010
HDFC Asset Management Co. Ltd.(b)	35,870	1,830,497
HDFC Bank Ltd.	1,573,987	32,352,845
HDFC Life Insurance Co. Ltd.(b)	353,260	3,017,374
Hero MotoCorp Ltd.	45,220	2,673,876
Hindalco Industries Ltd.	504,050	4,090,064
Hindustan Aeronautics Ltd., NVS	75,650	3,806,850
Hindustan Petroleum Corp. Ltd.	350,140	1,583,230
Hindustan Unilever Ltd.	302,600	9,085,203
ICICI Bank Ltd.	1,932,220	29,639,383
ICICI Lombard General Insurance Co. Ltd.(b)	86,870	1,973,445
ICICI Prudential Life Insurance Co. Ltd.(b)	138,210	1,215,157
IDFC First Bank Ltd.(a)	1,324,596	1,034,802
Indian Hotels Co. Ltd., Class A	317,390	2,545,400
Indian Oil Corp. Ltd.	1,037,510	1,748,600
Indian Railway Catering & Tourism Corp. Ltd.	91,290	889,177
Indus Towers Ltd.(a)	459,290	1,853,203
IndusInd Bank Ltd.	109,480	1,369,657
Info Edge India Ltd.	27,200	2,399,963
Infosys Ltd.	1,226,890	25,598,622
InterGlobe Aviation Ltd.(a)(b)	69,974	3,361,514
ITC Ltd.	1,098,880	6,375,579
Jindal Stainless Ltd.	121,940	976,271
Jindal Steel & Power Ltd.	133,790	1,460,155
Jio Financial Services Ltd., NVS(a)	1,055,092	4,035,537
JSW Energy Ltd.	127,100	1,024,589
JSW Steel Ltd.	226,950	2,591,217
Jubilant Foodworks Ltd.	141,610	967,479
Kotak Mahindra Bank Ltd.	402,900	8,271,621
Larsen & Toubro Ltd.	248,540	10,676,456
LTIMindtree Ltd.(b)	27,880	1,886,607
Lupin Ltd.	84,660	2,196,654
Macrotech Developers Ltd.	108,290	1,548,160
Mahindra & Mahindra Ltd.	345,610	11,160,586
Mankind Pharma Ltd.(a)	38,182	1,208,268
Marico Ltd.	188,870	1,435,057
Maruti Suzuki India Ltd.	46,580	6,113,729
Max Healthcare Institute Ltd.	293,760	3,546,084
Mphasis Ltd.	37,910	1,292,197
MRF Ltd.	850	1,236,229
Muthoot Finance Ltd.	46,580	1,066,481
Nestle India Ltd., NVS	122,618	3,297,576
NHPC Ltd., NVS	1,136,450	1,112,655
NMDC Ltd.	393,134	1,032,454
NTPC Ltd.	1,625,880	7,863,702
Oil & Natural Gas Corp. Ltd.	1,162,800	3,667,152
Oil India Ltd.	183,970	1,030,962
Oracle Financial Services Software Ltd.	7,990	1,031,191
Page Industries Ltd.	2,380	1,219,549
PB Fintech Ltd.(a)	110,073	2,223,964
Persistent Systems Ltd., NVS	39,270	2,500,379
Petronet LNG Ltd.	272,000	1,073,337
Phoenix Mills Ltd. (The)	73,722	1,331,718
PI Industries Ltd.	27,710	1,474,003
Pidilite Industries Ltd.	56,610	2,113,808
Polycab India Ltd.	19,210	1,473,327
Power Finance Corp. Ltd.	553,350	2,972,730
Power Grid Corp. of India Ltd.	1,732,640	6,590,926
Security	Shares	Value
India (continued)
Prestige Estates Projects Ltd.	63,707	$1,236,823
Punjab National Bank	844,123	980,448
Rail Vikas Nigam Ltd.	192,270	1,072,530
REC Ltd.	485,010	2,994,535
Reliance Industries Ltd.	2,251,326	35,597,912
Samvardhana Motherson International Ltd.	1,006,910	2,157,386
SBI Cards & Payment Services Ltd.	103,530	845,489
SBI Life Insurance Co. Ltd.(b)	163,582	3,149,406
Shree Cement Ltd.	3,400	1,011,304
Shriram Finance Ltd.	104,380	3,875,337
Siemens Ltd.	32,810	2,714,256
Solar Industries India Ltd.	9,976	1,209,768
Sona Blw Precision Forgings Ltd.(b)	158,826	1,291,928
SRF Ltd.	49,980	1,328,909
State Bank of India	664,530	6,466,714
Sun Pharmaceutical Industries Ltd.	353,770	7,763,575
Sundaram Finance Ltd.	23,912	1,366,607
Supreme Industries Ltd.	23,875	1,216,387
Suzlon Energy Ltd.(a)	3,542,290	2,809,002
Tata Communications Ltd.	43,350	912,835
Tata Consultancy Services Ltd.	333,200	15,672,755
Tata Consumer Products Ltd.	211,766	2,519,424
Tata Elxsi Ltd.	13,090	1,090,616
Tata Motors Ltd.	747,063	7,389,230
Tata Power Co. Ltd. (The)	534,944	2,788,431
Tata Steel Ltd.	2,749,750	4,832,748
Tech Mahindra Ltd.	196,180	3,734,093
Thermax Ltd.	14,704	860,605
Titan Co. Ltd.	131,920	5,109,893
Torrent Pharmaceuticals Ltd.	36,720	1,395,750
Torrent Power Ltd.	61,056	1,320,819
Trent Ltd.	68,000	5,746,197
Tube Investments of India Ltd.	40,772	2,167,641
TVS Motor Co. Ltd.	87,550	2,591,463
UltraTech Cement Ltd.	43,010	5,647,895
Union Bank of India Ltd.	568,288	788,074
United Spirits Ltd.	109,310	1,880,930
UPL Ltd.	158,950	1,044,903
Varun Beverages Ltd.	428,400	3,045,398
Vedanta Ltd.	515,068	2,835,280
Vodafone Idea Ltd.(a)	8,764,010	842,694
Wipro Ltd.	478,210	3,112,865
Yes Bank Ltd.(a)	5,276,970	1,273,873
Zomato Ltd.(a)	2,455,480	7,044,789
Zydus Lifesciences Ltd.	92,820	1,102,510
		550,519,950
Indonesia — 1.9%
Adaro Energy Indonesia Tbk PT	5,542,000	1,275,566
Amman Mineral Internasional PT(a)	2,431,000	1,416,818
Astra International Tbk PT	7,565,000	2,455,956
Bank Central Asia Tbk PT	20,536,000	13,411,532
Bank Mandiri Persero Tbk PT	13,787,004	5,852,842
Bank Negara Indonesia Persero Tbk PT	5,607,430	1,870,280
Bank Rakyat Indonesia Persero Tbk PT	25,228,067	7,690,877
Barito Pacific Tbk PT	10,904,363	690,373
Chandra Asri Pacific Tbk PT	2,836,300	1,581,244
Charoen Pokphand Indonesia Tbk PT	2,890,000	966,709
GoTo Gojek Tokopedia Tbk PT(a)	334,936,510	1,445,765
Indah Kiat Pulp & Paper Tbk PT	1,020,100	523,963
Indofood CBP Sukses Makmur Tbk PT	816,000	640,790
Indofood Sukses Makmur Tbk PT	1,615,000	782,033
Kalbe Farma Tbk PT	7,874,000	810,227

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Merdeka Copper Gold Tbk PT(a)	3,587,077	$554,509
Sumber Alfaria Trijaya Tbk PT	6,630,000	1,402,459
Telkom Indonesia Persero Tbk PT	18,292,000	3,269,562
Unilever Indonesia Tbk PT	2,975,000	372,347
United Tractors Tbk PT	542,643	947,195
		47,961,047
Malaysia — 1.6%
AMMB Holdings Bhd	890,400	1,033,697
Axiata Group Bhd	1,190,000	611,933
CELCOMDIGI Bhd	1,289,000	999,691
CIMB Group Holdings Bhd	2,529,300	4,586,452
Gamuda Bhd	714,000	1,386,136
Genting Bhd	816,000	733,055
Genting Malaysia Bhd	816,000	416,403
Hong Leong Bank Bhd	226,100	1,054,827
IHH Healthcare Bhd	765,000	1,266,556
Inari Amertron Bhd	1,122,000	727,362
IOI Corp. Bhd	918,000	788,532
Kuala Lumpur Kepong Bhd	198,000	964,714
Malayan Banking Bhd	1,972,000	4,722,571
Malaysia Airports Holdings Bhd	306,000	708,573
Maxis Bhd	901,000	741,873
MISC Bhd	357,000	610,663
MR DIY Group M Bhd(b)	1,119,200	557,754
Nestle Malaysia Bhd	34,000	774,643
Petronas Chemicals Group Bhd	1,030,700	1,269,464
Petronas Dagangan Bhd	119,000	486,780
Petronas Gas Bhd	306,200	1,208,298
PPB Group Bhd	255,020	810,547
Press Metal Aluminium Holdings Bhd	1,445,000	1,555,197
Public Bank Bhd	5,335,050	5,368,566
QL Resources Bhd	739,050	808,075
RHB Bank Bhd	509,845	745,244
SD Guthrie Bhd	799,000	837,907
Sime Darby Bhd	850,000	448,259
Sunway Bhd	833,000	827,483
Telekom Malaysia Bhd	476,000	704,706
Tenaga Nasional Bhd	935,000	2,991,194
YTL Corp. Bhd	1,276,100	570,456
YTL Power International Bhd	944,300	657,756
		41,975,367
Philippines — 0.7%
Ayala Corp.	93,508	1,106,168
Ayala Land Inc.	2,431,000	1,363,723
Bank of the Philippine Islands	654,502	1,607,723
BDO Unibank Inc.	882,304	2,309,150
International Container Terminal Services Inc.	360,960	2,459,820
JG Summit Holdings Inc.	1,173,125	490,569
Jollibee Foods Corp.	188,700	859,732
Manila Electric Co.	95,200	802,753
Metropolitan Bank & Trust Co.	731,000	952,815
PLDT Inc.	27,205	668,588
SM Investments Corp.	86,700	1,398,003
SM Prime Holdings Inc.	3,978,125	2,092,425
Universal Robina Corp.	363,800	610,216
		16,721,685
Singapore — 3.6%
CapitaLand Ascendas REIT	1,326,014	2,687,177
CapitaLand Integrated Commercial Trust	2,135,740	3,244,783
CapitaLand Investment Ltd./Singapore	952,000	2,011,183
DBS Group Holdings Ltd.	731,050	21,196,645
Security	Shares	Value
Singapore (continued)
Genting Singapore Ltd.	2,176,000	$1,370,461
Grab Holdings Ltd., Class A(a)	792,540	3,233,563
Keppel Ltd.	544,000	2,619,062
Oversea-Chinese Banking Corp. Ltd.	1,258,075	14,434,024
Sea Ltd., ADR(a)	136,850	12,870,743
Sembcorp Industries Ltd.(c)	323,000	1,225,413
Singapore Airlines Ltd.(c)	544,400	2,655,643
Singapore Exchange Ltd.	309,700	2,653,815
Singapore Technologies Engineering Ltd.	612,400	2,099,613
Singapore Telecommunications Ltd.	2,771,000	6,537,428
United Overseas Bank Ltd.	460,400	11,191,881
Wilmar International Ltd.	663,000	1,600,326
		91,631,760
South Korea — 10.9%
Alteogen Inc.(a)	14,773	3,999,691
Amorepacific Corp.	10,880	918,341
Celltrion Inc.	56,270	7,398,596
Celltrion Pharm Inc.(a)	7,747	346,466
CJ CheilJedang Corp.	3,062	605,838
CosmoAM&T Co. Ltd.(a)	9,010	668,495
Coway Co. Ltd.	21,760	994,150
DB Insurance Co. Ltd.	17,510	1,380,122
Doosan Bobcat Inc.	19,720	530,965
Doosan Enerbility Co. Ltd.(a)	171,530	2,464,534
Ecopro BM Co. Ltd.(a)	18,360	2,240,567
Ecopro Co. Ltd.(a)	36,890	2,091,254
Ecopro Materials Co. Ltd.(a)	6,154	493,750
Enchem Co. Ltd.(a)	4,815	600,774
GS Holdings Corp.	17,000	506,363
Hana Financial Group Inc.	107,950	4,657,448
Hanjin Kal Corp.	10,318	629,759
Hankook Tire & Technology Co. Ltd.	28,900	736,042
Hanmi Pharm Co. Ltd.	2,606	601,560
Hanmi Semiconductor Co. Ltd.	16,320	1,061,742
Hanwha Aerospace Co. Ltd.	11,935	3,157,921
Hanwha Ocean Co. Ltd.(a)	34,000	654,410
Hanwha Solutions Corp.	40,120	616,097
HD Hyundai Co. Ltd.	16,605	958,087
HD Hyundai Electric Co. Ltd.	8,519	1,993,902
HD Hyundai Heavy Industries Co. Ltd.(a)	8,500	1,119,223
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	15,810	2,091,835
HLB Inc.(a)	43,520	2,064,751
HMM Co. Ltd.	93,840	1,159,343
HYBE Co. Ltd.	8,841	1,184,272
Hyundai Engineering & Construction Co. Ltd.	27,488	553,613
Hyundai Glovis Co. Ltd.	13,390	1,178,082
Hyundai Mobis Co. Ltd.	22,440	4,033,203
Hyundai Motor Co.	49,980	7,698,438
Hyundai Steel Co.	33,162	606,171
Industrial Bank of Korea	89,420	910,800
Kakao Corp.	115,090	3,063,195
KakaoBank Corp.	64,090	999,185
KB Financial Group Inc.	142,630	9,280,764
Kia Corp.	88,740	5,868,279
Korea Aerospace Industries Ltd.	26,860	1,132,835
Korea Electric Power Corp.(a)	93,500	1,563,190
Korea Investment Holdings Co. Ltd.	14,790	820,829
Korea Zinc Co. Ltd.	1,917	1,381,363
Korean Air Lines Co. Ltd.	68,680	1,185,543
Krafton Inc.(a)	10,880	2,601,082
KT Corp.	9,180	292,705

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
KT&G Corp.	37,910	$3,011,349
Kum Yang Co. Ltd.(a)	13,770	410,015
Kumho Petrochemical Co. Ltd.	6,290	647,711
L&F Co. Ltd.(a)	9,690	820,811
LG Chem Ltd.	18,020	4,051,693
LG Corp.	34,170	1,867,241
LG Display Co. Ltd.(a)	114,410	873,880
LG Electronics Inc.	39,780	2,561,759
LG Energy Solution Ltd.(a)	17,170	5,038,885
LG H&H Co. Ltd.	3,570	854,648
LG Innotek Co. Ltd.	5,272	669,230
LG Uplus Corp.	59,840	433,705
Lotte Chemical Corp.	7,481	514,242
LS Electric Co. Ltd.	5,610	587,960
Meritz Financial Group Inc.	35,530	2,629,552
Mirae Asset Securities Co. Ltd.	93,160	607,400
NAVER Corp.	47,600	5,822,517
NCSoft Corp.	5,102	800,972
Netmarble Corp.(a)(b)	10,200	426,355
NH Investment & Securities Co. Ltd.	51,170	492,737
Orion Corp./Republic of Korea	9,520	686,116
Posco DX Co. Ltd.	20,230	395,220
POSCO Future M Co. Ltd.	11,560	1,856,571
POSCO Holdings Inc.	26,690	6,430,995
Posco International Corp.	19,741	740,797
Samsung Biologics Co. Ltd.(a)(b)	6,630	4,795,081
Samsung C&T Corp.	32,550	2,748,403
Samsung E&A Co. Ltd.(a)	60,180	774,512
Samsung Electro-Mechanics Co. Ltd.	20,910	1,777,873
Samsung Electronics Co. Ltd.	1,765,620	74,969,965
Samsung Fire & Marine Insurance Co. Ltd.	11,220	2,720,185
Samsung Heavy Industries Co. Ltd.(a)	249,220	1,719,069
Samsung Life Insurance Co. Ltd.	29,240	2,139,621
Samsung SDI Co. Ltd.	20,230	4,743,225
Samsung SDS Co. Ltd.	15,810	1,630,531
Shinhan Financial Group Co. Ltd.	160,990	5,996,909
SK Biopharmaceuticals Co. Ltd.(a)	12,071	1,025,244
SK Bioscience Co. Ltd.(a)	13,090	511,039
SK Hynix Inc.	202,470	26,506,121
SK Inc.	13,770	1,473,537
SK Innovation Co. Ltd.(a)	22,974	1,941,329
SK Square Co. Ltd.(a)	34,850	2,104,586
SK Telecom Co. Ltd.	18,530	760,457
SKC Co. Ltd.(a)	7,480	807,165
S-Oil Corp.	16,491	684,061
Woori Financial Group Inc.	238,170	2,651,550
Yuhan Corp.	21,250	2,121,254
		278,929,653
Taiwan — 21.3%
Accton Technology Corp.	184,000	3,091,877
Acer Inc.	1,020,830	1,264,985
Advantech Co. Ltd.	170,927	1,675,095
Airtac International Group	49,109	1,359,334
Alchip Technologies Ltd.	29,000	1,796,355
ASE Technology Holding Co. Ltd.	1,203,110	5,673,622
Asia Cement Corp.	860,448	1,250,330
Asia Vital Components Co. Ltd.	123,000	2,356,275
Asustek Computer Inc.	289,100	5,104,899
AUO Corp.	2,380,264	1,226,298
Catcher Technology Co. Ltd.	232,000	1,688,534
Cathay Financial Holding Co. Ltd.	3,413,374	7,208,855
Chailease Holding Co. Ltd.	516,708	2,419,631
Security	Shares	Value
Taiwan (continued)
Chang Hwa Commercial Bank Ltd.	1,985,602	$1,091,083
Cheng Shin Rubber Industry Co. Ltd.	680,303	977,088
China Airlines Ltd.	1,020,000	711,326
China Steel Corp.	4,423,484	3,093,798
Chunghwa Telecom Co. Ltd.	1,360,110	5,162,891
Compal Electronics Inc.	1,532,000	1,681,749
CTBC Financial Holding Co. Ltd.	5,950,456	6,596,520
Delta Electronics Inc.	755,000	9,324,911
E Ink Holdings Inc.	340,000	3,182,130
E.Sun Financial Holding Co. Ltd.	5,270,710	4,481,850
Eclat Textile Co. Ltd.	60,208	1,006,383
eMemory Technology Inc.	23,000	2,236,402
Eva Airways Corp.	1,020,000	1,178,000
Evergreen Marine Corp. Taiwan Ltd.	372,376	2,359,415
Far Eastern New Century Corp.	1,190,040	1,373,218
Far EasTone Telecommunications Co. Ltd.	680,000	1,877,743
Feng TAY Enterprise Co. Ltd.	195,100	857,653
First Financial Holding Co. Ltd.	4,306,832	3,626,593
Formosa Chemicals & Fibre Corp.	1,360,740	1,623,343
Formosa Plastics Corp.	1,360,400	1,995,028
Fortune Electric Co. Ltd.	52,400	877,099
Fubon Financial Holding Co. Ltd.	3,027,239	8,456,463
Gigabyte Technology Co. Ltd.	188,000	1,481,760
Global Unichip Corp.	31,000	1,158,876
Globalwafers Co. Ltd.	95,000	1,236,625
Hon Hai Precision Industry Co. Ltd.	4,602,516	29,500,857
Hotai Motor Co. Ltd.	107,980	2,173,104
Hua Nan Financial Holdings Co. Ltd.	3,261,060	2,571,497
Innolux Corp.	2,836,103	1,367,279
Inventec Corp.	1,020,460	1,411,335
KGI Financial Holding Co. Ltd.	6,120,763	3,153,871
Largan Precision Co. Ltd.	36,000	2,521,464
Lite-On Technology Corp.	733,371	2,298,968
MediaTek Inc.	568,391	22,126,419
Mega Financial Holding Co. Ltd.	4,477,395	5,455,239
Micro-Star International Co. Ltd.	340,000	1,859,849
Nan Ya Plastics Corp.	1,765,000	2,274,072
Nanya Technology Corp.(a)	510,000	660,421
Nien Made Enterprise Co. Ltd.	68,000	1,013,284
Novatek Microelectronics Corp.	211,000	3,260,231
Pegatron Corp.	680,000	2,061,873
PharmaEssentia Corp.(a)	88,000	1,720,992
Pou Chen Corp.	704,000	823,093
President Chain Store Corp.	170,000	1,560,911
Quanta Computer Inc.	1,020,000	9,262,964
Realtek Semiconductor Corp.	174,642	2,562,428
Ruentex Development Co. Ltd.	680,898	977,501
Shanghai Commercial & Savings Bank Ltd. (The)	1,360,982	1,690,665
Shin Kong Financial Holding Co. Ltd.(a)	5,270,614	1,864,987
Silergy Corp.	132,000	2,047,896
SinoPac Financial Holdings Co. Ltd.	4,003,113	2,841,719
Synnex Technology International Corp.	510,950	1,122,287
Taishin Financial Holding Co. Ltd.	4,237,261	2,251,339
Taiwan Business Bank	2,730,608	1,313,514
Taiwan Cooperative Financial Holding Co. Ltd.	4,040,067	3,158,814
Taiwan High Speed Rail Corp.	680,000	616,734
Taiwan Mobile Co. Ltd.	680,000	2,396,629
Taiwan Semiconductor Manufacturing Co. Ltd.	9,110,670	285,705,888
TCC Group Holdings Co. Ltd.	2,429,464	2,413,472
Unimicron Technology Corp.	510,000	2,490,731
Uni-President Enterprises Corp.	1,870,694	5,238,688
United Microelectronics Corp.	4,125,000	5,951,328

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Vanguard International Semiconductor Corp.	376,018	$1,109,895
Voltronic Power Technology Corp.	23,000	1,512,577
Walsin Lihwa Corp.	1,020,272	935,084
Wan Hai Lines Ltd.	250,875	664,195
Winbond Electronics Corp.(a)	1,190,453	704,618
Wistron Corp.	1,020,000	3,428,389
Wiwynn Corp.	40,000	2,274,097
WPG Holdings Ltd.	545,100	1,238,504
Yageo Corp.	150,683	2,562,878
Yang Ming Marine Transport Corp.	680,000	1,396,054
Yuanta Financial Holding Co. Ltd.	3,812,712	3,824,022
Zhen Ding Technology Holding Ltd.	235,097	810,685
		545,947,378
Thailand — 1.7%
Advanced Info Service PCL, NVDR	442,000	3,597,858
Airports of Thailand PCL, NVDR(c)	1,462,100	2,651,377
Bangkok Dusit Medical Services PCL, NVDR	4,095,900	3,338,726
Bangkok Expressway & Metro PCL, NVDR	3,041,900	710,389
Bumrungrad Hospital PCL, NVDR	204,000	1,646,408
Central Pattana PCL, NVDR	731,000	1,360,028
Central Retail Corp. PCL, NVDR	697,074	660,481
Charoen Pokphand Foods PCL, NVDR	1,394,000	1,026,024
CP ALL PCL, NVDR	2,040,100	3,823,922
CP Axtra PCL	716,760	722,176
Delta Electronics Thailand PCL, NVDR(c)	1,173,000	4,767,514
Gulf Energy Development PCL, NVDR	1,105,000	2,179,091
Home Product Center PCL, NVDR(c)	2,380,143	672,752
Intouch Holdings PCL, NVDR	391,025	1,239,754
Kasikornbank PCL, NVDR	221,000	957,857
Krung Thai Bank PCL, NVDR	1,207,075	733,144
Krungthai Card PCL, NVDR(c)	374,000	528,091
Minor International PCL, NVDR(c)	1,309,020	1,037,564
PTT Exploration & Production PCL, NVDR(c)	510,084	1,915,789
PTT Global Chemical PCL, NVDR	850,076	655,235
PTT Oil & Retail Business PCL, NVDR	1,088,000	496,506
PTT PCL, NVDR	3,755,900	3,731,420
SCB X PCL, NVDR	306,000	1,029,104
SCG Packaging PCL, NVDR(c)	476,000	358,932
Siam Cement PCL (The), NVDR(c)	289,000	1,799,098
Thai Oil PCL, NVDR(c)	476,000	578,663
TMBThanachart Bank PCL, NVDR	9,245,700	487,832
True Corp. PCL, NVDR(a)	4,044,956	1,473,028
		44,178,763
Total Common Stocks — 99.2% (Cost: $2,076,167,858)		2,545,419,591
Preferred Stocks
South Korea — 0.5%
Hyundai Motor Co.
Preference Shares, NVS	8,670	979,126
Security	Shares	Value
South Korea (continued)
Series 2, Preference Shares, NVS	13,600	$1,571,292
LG Chem Ltd., Preference Shares, NVS	3,060	460,699
Samsung Electronics Co. Ltd., Preference Shares, NVS	304,300	10,468,002
		13,479,119
Total Preferred Stocks — 0.5% (Cost: $5,263,699)		13,479,119
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	38,498	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $2,081,431,557)		2,558,898,710
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	17,773,721	17,786,162
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	30,490,000	30,490,000
Total Short-Term Securities — 1.9% (Cost: $48,258,445)		48,276,162
Total Investments — 101.6% (Cost: $2,129,690,002)		2,607,174,872
Liabilities in Excess of Other Assets — (1.6)%		(40,438,703)
Net Assets — 100.0%		$2,566,736,169

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI All Country Asia ex Japan ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,644,699	$—	$(1,864,283)(a)	$1,210	$4,536	$17,786,162	17,773,721	$70,178 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,890,000	13,600,000 (a)	—	—	—	30,490,000	30,490,000	337,315	—
				$1,210	$4,536	$48,276,162		$407,493	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	26	12/20/24	$678	$(14,266)
MSCI Emerging Markets Index	104	12/20/24	5,858	(160,554)
				$(174,820)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$126,136,895	$2,419,245,360	$37,336	$2,545,419,591
Preferred Stocks	—	13,479,119	—	13,479,119

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI All Country Asia ex Japan ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$—	$—	$—	$—
Short-Term Securities
Money Market Funds	48,276,162	—	—	48,276,162
	$174,413,057	$2,432,724,479	$37,336	$2,607,174,872
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(160,554)	$(14,266)	$—	$(174,820)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust